Basic and Diluted Net Earnings Per Share (Details) - Schedule of earnings per share, basic and diluted - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Earnings Per Share Basic and Diluted [Abstract]
Net income attributed to Sapiens’ shareholders (in Dollars)	$ 52,595	$ 47,171	$ 33,775
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	55,116,832	54,785,243,000	51,208,319,000
Stock options and RSU	453,661	805,058,000	950,958,000
Denominator for diluted net earnings per share - adjusted weighted average number of shares	55,570,493	55,590,301,000	52,159,277,000